INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Investments in associates and joint ventures
	Reporting	Interest
	period	(%)	Location		December 31,
				2017	2016
Investments in associates
Misr Fertilizers Production Company S.A.E.
("MOPCO") – a nitrogen producer	September 30	26	Egypt	238	285
Other				108	94
				346	379
Investments in joint ventures
Profertil S.A. ("Profertil") - a nitrogen producer	December 31	50	Argentina	176	162
				176	162
				522	541

Investments in associates, summerized financial information
Summarized financial information of MOPCO		December 31,
	2017	2016
Current assets	158	29
Non-current assets	1,654	1,510
	1,812	1,539
Current liabilities	238	207
Non-current liabilities	863	538
	1,101	745
Net assets of MOPCO	711	794
Proportionate ownership interest in MOPCO	185	206
Dividend receivable	7	29
Unamortized purchase price adjustment	46	50
Carrying amount of interest in MOPCO	238	285

	2017	2016
Sales	421	128
Net earnings	81	149
Other comprehensive loss	(158)	(131)
Total comprehensive (loss) income	(77)	18
Proportionate share of MOPCO earnings	21	39
Purchase price adjustment amortization	(4)	(4)
Earnings from MOPCO	17	35
Proportionate share of MOPCO other comprehensive loss	(41)	(34)
Proportionate share of MOPCO total comprehensive (loss) income	(24)	1
Dividends received from MOPCO	13	-

Investments in joint ventures, summerized financial information

Summarized financial information of Profertil		December 31,
	2017	2016
Current assets (a)	226	176
Non-current assets	548	595
	774	771
Current liabilities (b)	212	195
Non-current liabilities (c)	209	251
	421	446
Net assets of Profertil	353	325
Proportionate share of net assets of Profertil	177	163
Elimination of unrealized profit	(1)	(1)
Carrying amount of interest in Profertil	176	162

  Includes cash and cash equivalents of $12-million (2016 – $22-million)
  Includes current financial liabilities (excluding trade and other payables and provisions) of $77-million (2016 – $59-million)
  Includes non-current financial liabilities (excluding trade and other payables and provisions) of $56-million (2016 – $116-million)

	2017	2016
Sales	432	392
Depreciation and amortization	22	26
Interest expense	21	24
Income taxes	20	39
Net earnings	26	51
Total comprehensive income	26	51
Proportionate share of Profertil earnings	13	26
Elimination of unrealized profit	-	1
Dividends and interest received from Profertil	-	108

Disclosure of transactions between related parties [line items]
Transactions with Associates and Joint Ventures
Related party transactions	2017	2016
Short-term benefits	19	19
Post-employment benefits	2	2
Share-based payments	31	24

Related parties [member]
Disclosure of transactions between related parties [line items]
Transactions with Associates and Joint Ventures
Transactions with associates and joint ventures

	2017	2016
For the year ended December 31,
Sales to Canpotex	178	162
Purchases from MOPCO	26	9
Purchases from Profertil	68	61
As at December 31,
Amounts receivable from Canpotex	18	29
Amounts owed to Profertil	11	7